Restructuring expenses (Tables)	6 Months Ended
Jun. 30, 2018
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by segment
in	2Q18	1Q18	2Q17	6M18	6M17
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	27	28	(4)	55	48
International Wealth Management	28	26	7	54	43
Asia Pacific	20	6	11	26	30
Global Markets	56	42	32	98	52
Investment Banking & Capital Markets	31	30	10	61	12
Strategic Resolution Unit	13	11	11	24	18
Corporate Center	0	1	2	1	3
Total restructuring expenses	175	144	69	319	206
Restructuring expenses by type
in	2Q18	1Q18	2Q17	6M18	6M17
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	85	103	41	188	128
of which severance expenses	58	69	24	127	86
of which accelerated deferred compensation	27	34	17	61	42
General and administrative-related expenses	90	41	28	131	78
of which pension expenses	25	27	9	52	51
Total restructuring expenses	175	144	69	319	206

Restructuring Provisions [Table Text Block]
Restructuring provision
	2Q18			1Q18			2Q17
	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	204	108	312	196	110	306	220	89	309
Net additional charges [1]	58	61	119	69	14	83	24	9	33
Utilization	(70)	(32)	(102)	(61)	(16)	(77)	(63)	(15)	(78)
Balance at end of period	192	137	329	204	108	312	181	83	264
1
The following items for which expense accretion was accelerated in 2Q18, 1Q18 and 2Q17 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 20 million, CHF 26 million and CHF 12 million, respectively, which remain classified as a component of total shareholders’ equity; unsettled pension obligations of CHF 25 million, CHF 27 million and CHF 9 million, respectively, which remain classified as pension liabilities; unsettled cash-based deferred compensation of CHF 7 million, CHF 8 million and CHF 5 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 4 million, CHF 0 million and CHF 10 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Restructuring provision (continued)
in	6M18			6M17
	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	196	110	306	217	94	311
Net additional charges [1]	127	75	202	86	17	103
Utilization	(131)	(48)	(179)	(122)	(28)	(150)
Balance at end of period	192	137	329	181	83	264
1
The following items for which expense accretion was accelerated in 6M18 and 6M17 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 46 million and CHF 27 million, respectively, which remain classified as a component of total shareholders’ equity; unsettled pension obligations of CHF 52 million and CHF 51 million, respectively, which remain classified as pension liabilities; unsettled cash-based deferred compensation of CHF 15 million and CHF 15 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 4 million and CHF 10 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Bank
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by segment
in	6M18	6M17
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	55	48
International Wealth Management	54	43
Asia Pacific	26	30
Global Markets	98	52
Investment Banking & Capital Markets	61	12
Strategic Resolution Unit	24	18
Corporate Center	1	3
Adjustments [1]	(62)	(51)
Total restructuring expenses	257	155
1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa.
Restructuring expenses by type
in	6M18	6M17
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	180	128
of which severance expenses	119	86
of which accelerated deferred compensation	61	42
General and administrative-related expenses	77	27
Total restructuring expenses	257	155

Restructuring Provisions [Table Text Block]
Restructuring provision
in	6M18			6M17
	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	191	110	301	217	94	311
Net additional charges [1]	119	73	192	86	17	103
Utilization	(123)	(46)	(169)	(122)	(28)	(150)
Balance at end of period	187	137	324	181	83	264
1
The following items for which expense accretion was accelerated in 6M18 and 6M17 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 46 million and CHF 27 million, respectively; unsettled cash-based deferred compensation of CHF 15 million and CHF 15 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 4 million and CHF 10 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.